Note 11 - Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Subsequent Events [Text Block]
Note 8 – Subsequent Events

On July 1, 2011, the Company entered into an Equity Purchase Agreement (the “Equity Purchase Agreement”) with Southridge Partners II, LP (“Southridge”).  Pursuant to the Equity Purchase Agreement, Southridge shall commit to purchase up to Ten Million Dollars ($10,000,000) of our common stock over the course of twenty four (24) months commencing the effective date of the initial Registration Statement (as defined below) covering the Registrable Securities pursuant to the Equity Purchase Agreement. The put option price is ninety-two percent (92%) of the average of two lowest closing prices of any two applicable trading days during the five (5) trading day period preceding the date a put notice is delivered to Southridge in a manner provided by the Equity Purchase Agreement.

We are obligated to file a registration statement (the “Registration Statement”) with the U.S. Securities and Exchange Commission (the “SEC’) to cover the Registrable Securities no later than forty-five (45) days after the execution of the Equity Purchase Agreement. The amount of the Registrable Securities required to be included in the initial Registration Statement shall be no less than 100% of the maximum amount of common stock permitted by the SEC to be included in a Registration Statement pursuant to Rule 415 (the “Rule 415 Amount”) promulgated under the Securities Act of 1933, as amended (the “Act”), and shall file additional Registration Statement(s) to register additional Rule 415 Amounts until all the Registrable Securities are registered.

In connection with the Equity Purchase Agreement, the Company paid Southridge a fee of six hundred thousand (600,000) shares of restricted common stock.

On July 1, 2011, the company issued a convertible promissory note to Southridge Partners II, LP for $25,000.  The note is due December 31, 2011, bears interest at 8% per annum, and is convertible into shares of the Company’s restricted common stock at a conversion price of 70% of the average of the two lowest bid prices during the five trading days immediately prior to the date of the conversion.

On July 4, 2011, the Company entered into a consulting agreement with Mindshare Holdings, Inc. (“Mindshare”).  Pursuant to the agreement, Mindshare will provide the Company with marketing and strategic business consulting services; assist the Company in investor relations, corporate image advertising, and public relations programs; design print and electronic materials for investor presentations; and introduce the Company to certain contacts in the financial sector.  The Company has issued 5 million (5,000,000) shares of restricted common stock as compensation for these services.  The term of the agreement is for 6 months.

On July 5, 2011, the Company issued a convertible promissory note to Mindshare Holdings, Inc. for $25,000.  The note is due January 5, 2012, bears interest at 8% per annum, and is convertible into shares of the Company’s restricted common stock at a conversion price of 65% of the average of the two lowest bid prices during the five trading days immediately prior to the date of the conversion.

On July 14, 2011, the Company issued 750,000 shares of its common stock for legal services.  These shares were issued under the 2010 Stock Incentive Plan dated September 17, 2010

For the period from July 1, 2011 through August 1, 2011, the Company issued 2,830,776 shares of its restricted common stock in private placements for a total of $52,800 ($0.019 per share).

The Company has evaluated subsequent events through the date the financial statements were issued and filed with Securities and Exchange Commission. The Company has determined that there are no other events that warrant disclosure or recognition in the financial statements.

Note 11– Subsequent Events

On January 8, 2011, the Company issued 32,857,143 shares of common stock in the conversion of $230,000 of salaries payable to Mr. Kayode Aladesuyi, the Company’s Chairman and Chief Executive Officer.

On January 8, 2011, the Company issued 357,143 shares of common stock in the conversion of $2,500 of accounts payable to an unrelated vendor.

During the period January 1 through April 4, 2011, the Company sold 4,670,089 shares of its restricted common stock in private placements for a total of $52,500 or an average of $0.011 per share.

During the period January 1 through March 31, 2011, the Company issued 4,055,556 shares of common stock in the conversion of $37,500 of notes payable to related parties and 5,800,000 shares of common stock in the conversion of $70,000 of notes payable to unrelated parties.

During the period January 1 through March 31, 2011, the Company issued 500,000 shares to unrelated parties for services, at an average market price of $0.012 per share.

The Company has evaluated subsequent events through the date the consolidated financial statements were issued and filed with Securities and Exchange Commission. The Company has determined that there are no other events that warrant disclosure or recognition in the consolidated financial statements.